Other Liabilities - Narrative (Details)		12 Months Ended		122 Months Ended
	Nov. 08, 2007 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of information about consolidated structured entities [line items]
Maximum borrowing capacity		$ 891,000,000	$ 835,000,000
Interest expense		305,000,000	303,000,000
Borrowed Funds
Disclosure of information about consolidated structured entities [line items]
Interest expense on borrowings		10,000,000	13,000,000
Variable Principal Floating Rate Certificate
Disclosure of information about consolidated structured entities [line items]
Interest expense		57,000,000	36,000,000
Financial liabilities, at fair value		$ 1,879,000,000	$ 1,776,000,000
Variable Principal Floating Rate Certificate | Consolidated structured entities
Disclosure of information about consolidated structured entities [line items]
Proceeds from borrowings	$ 1,000,000,000			$ 515,000,000
Maximum borrowing capacity					$ 2,500,000,000
Borrowings term		1 year
Collateral posted per financing agreement					$ 0	$ 0